Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		10,000,000
Number of Shares Remaining Available for Issuance Under the AEP Long-Term Incentive Plan		9,822,644
Reduction in Aggregate Common Shares Authorized Per Share Issued Pursuant to Stock Options or Stock Appreciation Rights		0.286
Performance Units [Member]
Performance Units
Awarded Units		597,400	575,000	16,900
Weighted Average Grant Date Fair Value, Granted		$ 62.77	$ 59.19	$ 49.73
Vesting Period (in years)		3 years	3 years	3 years
Certified Performance Scores and Units Earned
Certified Performance Score		163.90%	176.30%	147.80%
Performance Units Earned		1,111,966	1,202,107	889,697
Performance Units Manditorily Deferred as AEP Career Shares		9,963	41,707	40,831
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program		51,684	54,074	39,526
Performance Units to be Paid in Cash		1,050,319	1,106,326	809,340
Cash Payouts
Cash Payouts for Performance Units		$ 62.7	$ 48.1	$ 29.3
Cash Payouts for AEP Career Share Distributions		$ 9.1	$ 3.0	$ 4.3
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value		$ 62.77	$ 59.19	$ 49.73
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted		62.77	59.19	49.73
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value		$ 62.77	$ 59.19	$ 49.73
Stock Based Compensation (Textuals) [Abstract]
Performance Score by HR Committee, Lower Range		0.00%
Performance Score by HR Committee, Higher Range		200.00%
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation (Textuals) [Abstract]
Maximum Contractual Term of Outstanding Restricted Stock Units (in months)		40 months
Performance Units and AEP Career Shares Reinvested Dividends Portion For [Member]
Performance Units
Awarded Units		89,200	103,600	98,900
Weighted Average Grant Date Fair Value, Granted		$ 63.83	$ 54.35	$ 53.35
Vesting Period	[1]	(a)	(a)	(a)
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value		$ 63.83	$ 54.35	$ 53.35
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted		63.83	54.35	53.35
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value		$ 63.83	$ 54.35	$ 53.35
Restricted Shares and Restricted Stock Units [Member]
Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested
Fair Value of Restricted Shares and Restricted Stock Units Vested		$ 16.4	$ 18.3	$ 18.7
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested	[2]	$ 21.0	$ 24.2	$ 24.9
Restricted Stock [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted		$ 62.88	$ 58.56	$ 50.36
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		242,000	397,500	64,100
Weighted Average Grant Date Fair Value		$ 62.88	$ 58.56	$ 50.36
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Beginning Balance		721,300
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period		$ 52.48
Shares/Units, Granted		242,000	397,500	64,100
Weighted Average Grant Date Fair Value, Granted		$ 62.88	$ 58.56	$ 50.36
Shares/Units, Vested		(326,700)
Weighted Average Grant Date Fair Value, Vested		$ 50.07
Shares/Units, Forfeited		(33,000)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited		$ 55.81
Nonvested, Shares/Units, Ending Balance		603,600	721,300
Nonvested, Weighted Average Grant Date Fair Value, End of Period		$ 57.54	$ 52.48
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		242,000	397,500	64,100
Weighted Average Grant Date Fair Value		$ 62.88	$ 58.56	$ 50.36
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted		242,000	397,500	64,100
Total Aggregate Intrinsic Value of Nonvested Shares		$ 38.0
Weighted Average Remaining Contractual Life of Nonvested Shares (in years)		1.7 years
Stock Unit Accumulation Plan for Non Employee Directors [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted		$ 64.96	$ 55.46	$ 54.08
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		19,100	24,900	25,400
Weighted Average Grant Date Fair Value		$ 64.96	$ 55.46	$ 54.08
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Granted		19,100	24,900	25,400
Weighted Average Grant Date Fair Value, Granted		$ 64.96	$ 55.46	$ 54.08
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		19,100	24,900	25,400
Weighted Average Grant Date Fair Value		$ 64.96	$ 55.46	$ 54.08
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted		19,100	24,900	25,400
Number of Years After Termination of Board Service Participant Can Elect to Have Stock Units Paid in Cash		10 years
Cash Payouts for Stock Unit Accumulation Plan		$ 0.0	$ 1.0	$ 5.0
Stock Based Compensation [Member]
Compensation Cost and Actual Tax Benefit Realized for the Tax Deductions from Compensation Cost for Share-based Payment Arrangements
Compensation Cost for Share-based Payment Arrangements	[3]	66.5	63.8	85.4
Actual Tax Benefit Realized		23.3	22.3	29.9
Total Compensation Cost Capitalized		20.8	$ 20.3	$ 23.1
Stock Based Compensation (Textuals) [Abstract]
Total Unrecognized Compensation Cost Related to Unvested Share-based Compensation Arrangements Granted		$ 62.0
Weighted-average Period of Unrecognized Compensation Costs (in years)		1.37 years
Granted 2010 [Member] | Restricted Stock [Member] | Granted to Previous Chief Executive Officer Succession Candidates [Member] | August 3, 2013 through August 3, 2015 [Member]
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		165,520
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Granted		165,520
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		165,520
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted		165,520

[1]	The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP career shares vest immediately when the dividend is awarded but are not paid in cash until after the participant’s AEP employment ends.
[2]	Intrinsic value is calculated as market price at exercise date.
[3]	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.